Work in Process	12 Months Ended
Dec. 31, 2017
Contractors [Abstract]
Work in Process

NOTE 9 - WORK IN PROCESS

Work in progress as of December 31, 2017 and December 31, 2016, consisted of the following:

Description	2017	2016
Costs incurred on uncompleted contracts	$—	$80,620
Estimated earnings	—	—
Less: Billings to date	—	(100,775)
Total	—	(20,155)

Reflected in balance sheet as:
Costs and estimated earnings in excess of billings on contracts in process	$—	$—
Billings in excess of costs and estimated earnings on contracts in process	—	20,155
Total	$—	$20,155